Stockholders’ Equity (Deficit) (Tables)	9 Months Ended	12 Months Ended
	Jul. 31, 2022	Oct. 31, 2021
Stockholders’ Equity (Deficit) [Abstract]
Schedule of expected life of issued stock warrants
Dividend rate	—%
Term (in years)	2.5 to 5 years
Volatility	61% to 69%
Risk-free interest rate	0.14% to 2.80%

Dividend rate	—%
Term (in years)	2.5 to 5 years
Volatility	69%
Risk-free interest rate	0.14% to 0.27%

Schedule of outstanding stock warrants
	Number of Stock Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance on October 31, 2021	15,745,066	$0.170	7.4
Warrants issued for services	100,000	1.500	4.1
Warrants issued pursuant to employment agreements	500,000	0.001	4.9
Warrants issued in connection with convertible debt	1,405,090	0.575	3.0
Warrants exercised	(1,596,595)	1.350
Balance on July 31, 2022	16,153,561	$0.090	6.4

Stock warrants exercisable on July 31, 2022	16,153,561	$0.090	6.4

	Number of Stock Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance on December 31, 2019	—	$—	—
Deemed issued in connection with the Company’s recapitalization (see Note 3)	4,041,258	0.032	9.3
Issued pursuant to Exchange Agreement (see Note 3)	6,926,314	0.032	9.3
Granted	310,640	0.044	9.6
Balance on December 31, 2020	11,278,212	0.032	9.3
Issued as commitment fee pursuant to convertible debt (see Note 5)	957,250	2.308	4.4
Granted	3,509,605	0.001	4.9
Stock warrants exercisable on October 31, 2021	15,745,076	$0.167	7.4
Weighted average fair value of stock warrants granted during the period		$1.08

Schedule of stock option activity
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Balance on December 31, 2019	—	$—	—	$—
Deemed issued in connection with the Company’s recapitalization (see Note 3)	60,638	$3.20	0.03	—
Balance on December 31, 2020	60,638	$3.20	0.03	$—
Expired	(60,638)	—	—	—
Balance on October 31, 2021	—	—	—	—